Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

Note 16.   Share-Based Compensation

As of September 30, 2022, the Company had 22.4 million options outstanding.

The Company awards common stock and stock options to employees, consultants, and directors as compensation for their services, and accounts for its stock option awards to employees, consultants, and directors pursuant to the provisions of ASC 718. For the options with market conditions, the fair value of each award is estimated on the date of grant using Monte-Carlo valuation model and recognizes the fair value of each option as compensation expense over the derived service period. For the options with performance conditions, the fair value of each award is estimated on the date of grant using Black-Scholes Merton valuation model and recognizes the fair value of each option as compensation expense over the implicit service period. For Restricted stock and option awards only with service conditions, the fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Effective as of December 3, 2010 and amended on August 3, 2018, the Company’s Board of Directors approved the 2010 Plan pursuant to which options or other similar securities may be granted. On October 22, 2020, the Company’s shareholders approved the amendment and restatement of the 2010 Plan. The maximum aggregate number of shares of common stock that may be issued under the 2010 Plan increased from 31.5 million shares to 56.8 million shares. As of September 30, 2022, options available for issuance are 16.7 million shares.

For the three months ended September 30, 2022 and 2021, total share-based payments expense was $2.2 million and $15.2 million, respectively. For the nine months ended September 30, 2022 and 2021, total share-based payments expense was $7.4 million and $19.2 million, respectively.

(a)Stock Options

The following table summarizes stock option activity for the nine months ended September 30, 2022:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2022	21,843,781	$1.74	—	$—
Granted	1,605,000	1.01	—	—
Exercised	(72,334)	0.53	—	—
Expired	(737,963)	2.48	—	—
Forfeited	(234,662)	2.30	—	—
Outstanding at September 30, 2022	22,403,822	1.67	7.51	—
Vested as of September 30, 2022	18,039,489	1.51	7.31	—
Expected to vest as of September 30, 2022	4,364,333	2.16	8.36	—

As of September 30, 2022, $5.8 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of 1.16 years. The total intrinsic value of shares exercised in the nine months ended September 30, 2022 and 2021 was $0.0 million and $5.6 million, respectively. The total fair value of shares vested in the nine months ended September 30, 2022 and 2021 was $6.7 million and $5.4 million, respectively. Cash received from options exercised in the nine months ended September 30, 2022 and 2021 were $0.0 million and $8.4 million, respectively.

For the options with service conditions, the assumptions used to estimate the fair values of the stock options granted in the nine months ended September 30, 2022 and 2021 as follows:

Nine Months Ended
	September 30, 2022	September 30, 2021
Expected term (in years)	5.51-5.53	4.79-7.17
Expected volatility	123%-124%	112%-130%
Expected dividend yield	—%	—%
Risk free interest rate	1.69%-2.87%	0.51%-1.1%

For the options with market conditions, the assumptions used to estimate the fair values of the stock options granted in the nine months ended September 30, 2021 as follows:

Nine Months Ended
September 30, 2021
Expected term (in years)	1.88
Expected volatility	106.92%
Expected dividend yield	—%
Risk free interest rate	1.31%

(b)Warrants

In connection with certain of the Company’s service agreements, the Company issued warrants to service providers to purchase common stock of the Company.

		December 31,
	September 30, 2022	2021
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date
Service providers	—	200,000	$5.00	July 1, 2022
Service providers	—	700,000	2.50	July 1, 2022 - October 1, 2022
Service provider	—	100,000	7.50	January 1, 2023
Service provider	—	100,000	9.00	January 1, 2023
Total	—	1,100,000

(c)Restricted Shares

As of September 30, 2022, there was no  unrecognized compensation cost related to unvested restricted shares.

Note 18.   Share-Based Compensation

As of December 31, 2021, the Company had 21.8 million options and 1.1 million warrants outstanding.

The Company awards common stock and stock options to employees, consultants, and directors as compensation for their services, and accounts for its stock option awards to employees, consultants, and directors pursuant to the provisions of ASC 718. For the options with market conditions, the fair value of each award is estimated on the date of grant using a Monte-Carlo valuation model and the fair value of each option recognized as compensation expense over the derived service period. For the options with performance conditions, the fair value of each award is estimated on the date of grant using the Black-Scholes Merton valuation model and the fair value of each option recognized as compensation expense over the implicit service period. For restricted stock and option awards only with service conditions, the fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Effective as of December 3, 2010 and amended on August 3, 2018, the Company’s Board approved the 2010 Plan pursuant to which options or other similar securities may be granted. On October 22, 2020, the Company’s shareholders approved the amendment and restatement of the 2010 Plan. The maximum aggregate number of shares of common stock that may be issued under the 2010 Plan increased from 31.5 million shares to 56.8 million shares. As of December 31, 2021, options available for issuance are 17.4 million shares.

For the years ended December 31, 2021, 2020 and 2019, total share-based payments expense was $22.0 million, $12.0 million and $9.1 million, respectively.

(a) Stock Options

The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value

Outstanding at December 31, 2019	14,936,726	$2.13	—	$—
Granted	15,854,166	0.60	—	—
Exercised	(2,421,657)	0.78	—	2,421,499
Expired	(1,682,658)	2.72	—	—
Forfeited	(1,599,161)	1.58	—	—
Outstanding at December 31, 2020	25,087,416	1.29	7.92	18,554,241
Granted	9,562,000	2.49	—	—
Exercised	(5,589,084)	1.50	—	7,731,175
Expired	(2,966,509)	1.69	—	—
Forfeited	(4,250,042)	1.10	—	—
Outstanding at December 31, 2021	21,843,781	1.74	8.06	4,596,393
Vested as of December 31, 2021	14,264,369	1.53	7.71	3,927,341
Expected to vest as of December 31, 2021	7,579,412	2.15	9.37	669,052

As of December 31, 2021, $12.9 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of 1.40 years. The total intrinsic value of shares exercised in the years ended December 31, 2021, 2020 and 2019, was $7.7 million, $2.4 million and $0.0 million, respectively. The total fair value of shares vested in the years ended December 31, 2021, 2020 and 2019, was $8.4 million, $11.8 million and $8.5 million, respectively. Cash received from options exercised in the years ended December 31, 2021, 2020 and 2019, was $8.4 million, $1.7 million and $0.0 million, respectively.

For the options with performance and service conditions, the assumptions used to estimate the fair values of the stock options granted in the year ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Expected term (in years)	4.79-7.17	5.15-5.52	5.52
Expected volatility	112%-130%	101%-122%	98%
Expected dividend yield	—%	—%	—%
Risk free interest rate	0.51%-1.29%	0.39%-0.44%	2.51%

For the options with market conditions, the assumptions used to estimate the fair values of the stock options granted in the year ended December 31, 2021 as follows:

Expected term (in years)	1.88
Expected volatility	106.92%
Expected dividend yield	—%
Risk free interest rate	1.31%

(b) Warrants

In connection with certain of the Company’s service agreements, the Company issued warrants to service providers to purchase common stock of the Company. As of December 31, 2021, the weighted average exercise price was $4.00, and the weighted average remaining life was 0.61 years.

A summary of the warrants is as follows:

	2021	2020
	Number of	Number of
	Warrants	Warrants
	Outstanding	Outstanding
	and	and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date
Service providers	200,000	200,000	$5.00	July 1, 2022
Service providers	700,000	700,000	2.50	February 28, 2022-October 1, 2022
Service providers	100,000	—	7.50	January 1, 2023
Service providers	100,000	—	9.00	January 1, 2023
	1,100,000	900,000

(c) Restricted Shares

In July 2021, the Company granted 5.0 million restricted shares to seven employees and directors under the 2010 Plan which was approved by the Board. The restricted shares were vested immediately on the grant date. The aggregated grant date fair value of all those restricted shares was $12.4 million.

In November 2020, the Company granted 0.1 million restricted shares to one employee under the 2010 Plan which was approved by the Board of Directors. The restricted shares were vested immediately on the commencement date. The aggregated grant date fair value of all those restricted shares was $0.1 million.

A summary of the unvested restricted shares is as follows:

		Weighted-average
	Shares	fair value

Non-vested restricted shares outstanding at December 31, 2020	—
Granted	5,025,000	2.46
Forfeited	—	—
Vested	(5,025,000)	2.46
Non-vested restricted shares outstanding at December 31, 2021	—	—

As of December 31, 2021, there was $0 of unrecognized compensation cost related to unvested restricted shares.